Expense Example {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Financial Services Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 680
3 years	954
5 years	1,249
10 years	2,085
Class C
Expense Example:
1 year	313
3 years	658
5 years	1,129
10 years	2,431
Class R6
Expense Example:
1 year	100
3 years	327
5 years	573
10 years	1,276
Class Z
Expense Example:
1 year	112
3 years	350
5 years	606
10 years	$ 1,340